UNIT-BASED COMPENSATION (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended
	Jun. 30, 2014	Mar. 31, 2015
Unit-based compensation expense		$ 930
Share-based Compensation Arrangement by Share-based Payment Award Accelerated Compensation Cost		$ 510
Phantom Share Units (PSUs) [Member] | Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years